Other Expenses, Net (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other Expenses, Net [Abstract]
Other expenses	¥ 10,440,057	$ 1,470,451		¥ 266,083,985